Label	Element	Value
AB Fixed-Income Taxable Portfolios | Intermediate Duration Portfolio | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component2OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component3OtherExpensesOverAssets	1.42%
Total Other Expenses	rr_OtherExpensesOverAssets	1.44%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.31%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.56%
After 1 Year	rr_ExpenseExampleYear01	$ 57
After 3 Years	rr_ExpenseExampleYear03	460
After 5 Years	rr_ExpenseExampleYear05	889
After 10 Years	rr_ExpenseExampleYear10	$ 2,083
1 Year	rr_AverageAnnualReturnYear01	(1.15%)	[2],[3]
5 Years	rr_AverageAnnualReturnYear05	3.54%	[2],[3]
10 Years	rr_AverageAnnualReturnYear10	3.21%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2019	[2],[3]
AB Fixed-Income Taxable Portfolios | Intermediate Duration Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AB Intermediate Duration Portfolio of Sanford C. Bernstein Fund, Inc.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment objective is to provide safety of principal and a moderate to high rate of income that is subject to taxes.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in any registered funds advised by AllianceBernstein L.P. More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolios—Sales Charge Reduction Programs for Class A Shares, in Appendix B—Financial Intermediary Waivers on pages 81 and B‑1, respectively, of the Portfolio’s Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 87 of the Portfolio’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 123% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	123.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1‑year contingent deferred sales charge (“CDSC”), which may be subject to waiver in certain circumstances.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in any registered funds advised by AllianceBernstein L.P.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio seeks to maintain an average portfolio quality minimum of A, based on ratings given to the Portfolio’s securities by NRSROs (or, if unrated, determined by AllianceBernstein L.P., the Portfolio’s investment manager (the “Manager”), to be of comparable quality). Many types of securities may be purchased by the Portfolio, including corporate bonds, notes, U.S. government and agency securities, asset-backed securities, mortgage-related securities, bank loan debt, preferred stock and inflation-protected securities, as well as others. The Portfolio may also invest up to 25% of its total assets in fixed-income, non‑U.S. Dollar denominated foreign securities, and may invest without limit in fixed-income, U.S. Dollar denominated foreign securities, in each case in developed or emerging-market countries.
The Portfolio may use derivatives, such as options, futures contracts, forward contracts and swaps.
The Portfolio may invest up to 25% of its total assets in fixed-income securities rated below investment grade (BB or below) by NRSROs (commonly known as “junk bonds”). No more than 5% of the Portfolio’s total assets may be invested in fixed-income securities rated CCC by NRSROs.
In managing the Portfolio, the Manager may use interest rate forecasting to estimate an appropriate level of interest rate risk at a given time.
The Portfolio seeks to maintain an effective duration of three to seven years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments.
Within the range described above, the Manager may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and moderately lengthen average duration when it anticipates that interest rates will fall.
The Manager selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Manager takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio’s other holdings.
The Portfolio may enter into foreign currency transactions on a spot (i.e., cash) basis or through the use of derivatives transactions, such as forward currency exchange contracts, currency futures and options thereon, and options on currencies. An appropriate hedge of currency exposure resulting from the Portfolio’s securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

•
Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. During periods of very low or negative interest rates, the Portfolio’s returns may be adversely affected, including to such an extent that the Portfolio may be unable to maintain positive returns. The current historically low interest rate environment heightens the risks associated with changes in interest rates.

•
Credit Risk: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The issuer or guarantor may default, potentially causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. The credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations, making credit risk greater for medium-quality and lower-rated debt securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative credit risks. At times when credit risk is perceived to be greater, credit “spreads” (i.e., the difference between the yields on lower quality securities and the yields on higher quality securities) may get larger or “widen”. As a result, the values of the lower quality securities may go down more and they may become harder to sell.

•
Duration Risk: The duration of a fixed-income security may be shorter than or equal to full maturity of the fixed-income security. Fixed-income securities with longer durations have more interest rate risk and will decrease in price as interest rates rise. Securities that have final maturities longer than their durations may be affected by increased credit spreads to a far greater degree than their durations would suggest, because they are exposed to credit risk until final maturity.

•
Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities. Rates of inflation have recently risen, which could adversely affect economies and markets.

•
Inflation-Protected Securities Risk: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in an inflation index. Decreases in the inflation rate or in investors’ expectations about inflation could cause these securities to underperform non‑inflation‑adjusted securities on a total-return basis. In addition, there can be no assurance that the relevant inflation index will accurately measure the rate of inflation, in which case the securities may not work as intended. These securities may be more difficult to trade or dispose of than other types of securities.

•
Foreign (Non‑U.S.) Securities Risk: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities, such as less liquid, less transparent, less regulated and more volatile markets. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, and adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio’s assets.

•
Emerging Markets Securities Risk: The risks of investing in foreign (non‑U.S.) securities are heightened with respect to issuers in emerging-market countries because the markets are less developed and less liquid and there may be a greater amount of economic, political and social uncertainty, and these risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. Emerging markets typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic. In addition, the value of the Portfolio’s investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction of government or central bank support.

•
Derivatives Risk: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolio more volatile and can compound other risks. Derivatives, especially over‑the‑counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund. Use of derivatives may have different tax consequences for the Portfolio than an investment in the underlying asset or index, and such differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives as well as additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

•
Mortgage-Related and Asset-Related Securities Risk: Mortgage- and asset-related securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-related securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. Asset-related securities entail certain risks not presented by mortgage-backed securities, including the risk that it may be difficult to perfect the liens securing any collateral backing certain asset-backed securities.

•
Prepayment and Extension Risk: Prepayment risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. If this happens, particularly during a time of declining interest rates or credit spreads, the Portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and may not be able to invest the proceeds in securities providing as much income, resulting in a lower yield to the Portfolio. Conversely, extension risk is the risk that as interest rates rise or spreads widen, payments of securities may occur more slowly than anticipated by the market. If this happens, the values of these securities may go down because their interest rates are lower than current market rates and they remain outstanding longer than anticipated.

•
Subordination Risk: The Portfolio may invest in securities that are subordinated to more senior securities of an issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer. Subordinated securities are more likely to suffer a credit loss than non‑subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time.

•
Management Risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolio or cause the value of the Portfolio’s shares to go down. In some cases, derivatives and other investment techniques may be unavailable, or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. In addition, the Manager may change the Portfolio’s investment strategies or policies from time to time. Those changes may not lead to the results intended by the Manager and could have an adverse effect on the value or performance of the Portfolio.

•
Illiquid Investments Risk: Illiquid investments risk exists when particular investments are difficult or impossible to purchase or sell, possibly preventing the Portfolio from purchasing or selling these securities at an advantageous price. Over recent years, regulatory changes have led to reduced liquidity in the marketplace, and the capacity of dealers to make markets in fixed-income securities has been outpaced by the growth in the size of the fixed-income markets. Illiquid investments risk may be magnified in a rising interest rate environment, where the value and liquidity of fixed-income securities generally go down. Illiquid securities may also be difficult to value. If the Portfolio is forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the Portfolio may be forced to sell at a substantial loss or may not be able to sell at all.

•
Redemption Risk: The Portfolio may experience heavy redemptions that could cause the Portfolio to liquidate its assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolio’s net asset value, or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

•
Foreign Currency Risk: This is the risk that changes in foreign (non‑U.S.) currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce the returns of the Portfolio. For example, the value of the Portfolio’s investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

•
Actions by a Few Major Investors: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local securities prices and, therefore, share prices of the Portfolio.

•
Market Risk: The Portfolio is subject to market risk, which is the risk that bond prices in general or in particular countries or sectors may decline over short or extended periods. In the past decade, financial markets in the United States, Europe and elsewhere have experienced increased volatility, decreased liquidity and heightened uncertainty. These market conditions may recur from time to time and have an adverse impact on various securities markets. In the recent past, governmental and quasi-governmental authorities and regulators throughout the world have provided significant support to financial markets in response to serious economic disruptions, including, but not limited to, buying stocks, providing direct capital infusions into companies, implementing new monetary programs, dramatically lowering interest rates and through other market interventions. Government actions to support the economy and financial markets have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known. A reversal of these policies, or their ineffectiveness, as well as further governmental or regulatory actions could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Portfolio invests.

The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs on various categories of goods imported from the other country, restrictions on investment and adverse impacts on affected companies and securities. For example, the current political climate between the United States and China has intensified concerns about protectionist trade policies and a potential trade war between China and the United States. The United States has imposed tariffs and other trade barriers on Chinese exports and placed other restrictions on or barriers to investments in China. Trade disputes, particularly prolonged disputes, may adversely affect the economies of the United States and its trading partners, as well as the companies directly or indirectly affected by the dispute and financial markets generally, and thus may adversely affect the value of the Portfolio’s assets. Recently, the United States government acted to prohibit U.S. persons, such as the Portfolio, from owning, and required them to divest, certain Chinese companies designated as related to the Chinese military. There is no assurance that more such companies will not be so designated in the future, which could limit the Portfolio’s opportunities for investment and require the sale of securities at a loss or make them illiquid. If the political climate between the United States and China continues to deteriorate, economies and markets may be adversely affected.
Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes, and the practical implications for market participants, may not be fully known for some time.
Economies and financial markets throughout the world are becoming increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict and terrorism, natural disasters (including the spread of infectious illness) and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected.
•
Lower-rated Securities Risk: Lower-rated securities, or junk bonds/high-yield securities, are subject to greater risk of loss of principal and interest and greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Portfolio will fluctuate and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and
•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information for the Portfolio at www.bernstein.com (at the bottom of the page, click on “Investments,” then “Mutual Fund Performance at a Glance”).
The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Portfolio’s performance changed from year to year over ten years; andhow the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Portfolio’s Class A shares. Prior to the Class A shares inception date of July 23, 2019, the returns for the Class A shares are based on the returns of the Portfolio’s Intermediate Duration Class shares, adjusted to reflect the net expense differences between the Intermediate Duration Class and Class A shares.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Portfolio’s: Best Quarter was up 4.78%, 2nd quarter, 2020; and Worst Quarter was down ‑3.19%, 1st quarter, 2021.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns* (For the periods ended December 31, 2021)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Average annual total returns reflect imposition of the maximum front‑end or contingent deferred sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns:–Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and– Are not relevant to investors who hold Portfolio shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
AB Fixed-Income Taxable Portfolios | Intermediate Duration Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component2OtherExpensesOverAssets	1.56%
Other Expenses	rr_Component3OtherExpensesOverAssets	1.71%
Total Other Expenses	rr_OtherExpensesOverAssets	3.27%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.95%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.05%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
After 1 Year	rr_ExpenseExampleYear01	$ 513
After 3 Years	rr_ExpenseExampleYear03	1,309
After 5 Years	rr_ExpenseExampleYear05	2,121
After 10 Years	rr_ExpenseExampleYear10	$ 4,228
2012	rr_AnnualReturn2012	5.19%
2013	rr_AnnualReturn2013	(2.64%)
2014	rr_AnnualReturn2014	6.28%
2015	rr_AnnualReturn2015	0.02%
2016	rr_AnnualReturn2016	3.84%
2017	rr_AnnualReturn2017	3.51%
2018	rr_AnnualReturn2018	(0.65%)
2019	rr_AnnualReturn2019	7.63%
2020	rr_AnnualReturn2020	6.17%
2021	rr_AnnualReturn2021	(1.54%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.19%)
1 Year	rr_AverageAnnualReturnYear01	(5.76%)	[2],[3],[5]
5 Years	rr_AverageAnnualReturnYear05	2.07%	[2],[3],[5]
10 Years	rr_AverageAnnualReturnYear10	2.27%	[2],[3],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2019	[2],[3],[5]
AB Fixed-Income Taxable Portfolios | Intermediate Duration Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component2OtherExpensesOverAssets	1.41%
Other Expenses	rr_Component3OtherExpensesOverAssets	1.52%
Total Other Expenses	rr_OtherExpensesOverAssets	2.93%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.71%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
After 1 Year	rr_ExpenseExampleYear01	$ 66
After 3 Years	rr_ExpenseExampleYear03	779
After 5 Years	rr_ExpenseExampleYear05	1,516
After 10 Years	rr_ExpenseExampleYear10	$ 3,465
1 Year	rr_AverageAnnualReturnYear01	(1.30%)	[2],[3]
5 Years	rr_AverageAnnualReturnYear05	3.20%	[2],[3]
10 Years	rr_AverageAnnualReturnYear10	2.97%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2019	[2],[3]
AB Fixed-Income Taxable Portfolios | Intermediate Duration Portfolio | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.47%)	[2],[3],[5]
5 Years	rr_AverageAnnualReturnYear05	1.05%	[2],[3],[5]
10 Years	rr_AverageAnnualReturnYear10	0.97%	[2],[3],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2019	[2],[3],[5]
AB Fixed-Income Taxable Portfolios | Intermediate Duration Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.26%)	[2],[3],[5]
5 Years	rr_AverageAnnualReturnYear05	1.18%	[2],[3],[5]
10 Years	rr_AverageAnnualReturnYear10	1.20%	[2],[3],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2019	[2],[3],[5]
AB Fixed-Income Taxable Portfolios | Intermediate Duration Portfolio | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.54%)	[3]
5 Years	rr_AverageAnnualReturnYear05	3.57%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.90%	[3]

[1]
The Manager has contractually agreed to waive fees and/or to bear expenses of the Portfolio until January 28, 2023 to the extent necessary to prevent Total Other Expenses (excluding any acquired fund fees and expenses other than the advisory fees of any affiliated funds in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 0.22%, 0.13% and 0.22% of average daily net assets, respectively, for Class A, Class Z and Advisor Class.

[2]
Inception date of Class A, Class Z and Advisor Class shares: July 23, 2019. Performance information for periods prior to the inception of Class A, Class Z and Advisor Class shares is the performance of the Portfolio’s Intermediate Duration Class shares, adjusted to reflect the net expense differences between the Intermediate Duration Class and each of Class A, Class Z and Advisor Class shares.

[3]	Average annual total returns reflect imposition of the maximum front‑end or contingent deferred sales charges.
[4]
Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1‑year contingent deferred sales charge (“CDSC”), which may be subject to waiver in certain circumstances.

[5]
After‑tax returns:
–
Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and
–
Are not relevant to investors who hold Portfolio shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.